Related Party Transactions (Details Textual) - USD ($)										1 Months Ended										9 Months Ended		12 Months Ended
	May 01, 2018	Feb. 07, 2018	Jan. 11, 2018	Sep. 09, 2014	Jun. 01, 2013	Mar. 14, 2013	Mar. 14, 2013	Feb. 23, 2012	Feb. 21, 2012	Jul. 26, 2018	Sep. 30, 2017	Feb. 13, 2017	Sep. 30, 2015	Jan. 29, 2015	May 19, 2014	Feb. 28, 2014	Jul. 22, 2013	Feb. 29, 2012	Jan. 31, 2011	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Feb. 22, 2014
Related Party Transactions (Textual)
Long-term notes payable																				$ 42,000		$ 42,000	$ 684,048
Current notes payable																				249,520		353,759
Proceeds from convertible promissory note, gross																				343,717	$ 412,333
Long-term notes payable																				2,286,821
Short-term notes payable																				646,199
Convertible Promissory Note [Member]
Related Party Transactions (Textual)
Principal balance																				33,000
Interest rate		2.00%
Proceeds from certain unrelated party, gross		$ 105,000
Convertible Redeemable Note [Member]
Related Party Transactions (Textual)
Principal balance			$ 30,000
Interest rate			10.00%
Maturity date			Jan. 03, 2019
Proceeds from certain unrelated party, gross			$ 30,000
Snobar Holdings Two [Member]
Related Party Transactions (Textual)
Maturity date														Dec. 31, 2015
Payment of loan																						25,000	$ 15,000
Shareholder increase principal amount																								$ 527,333
TCA Global Fund [Member]
Related Party Transactions (Textual)
Principal balance																				2,150,000
Proceeds from convertible promissory note, gross	$ 1,750,000
Second loan amount										$ 400,000
Secured interest payments, description	The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The Company is to make interest only payments of $24,462 for 2 month; $10,000 for the next 4 months; subsequent payments of $45,500 until the loan is paid off. The effective interest rate on the note is 16%.
Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance																									$ 10,000
Unsecured Promissory Note [Member] | MGD one [Member]
Related Party Transactions (Textual)
Principal balance																$ 10,000
Interest rate																137.00%
Unpaid outstanding amount																				1,000		122,692
Payment of loan																$ 181
Unsecured Promissory Note [Member] | MGD [Member]
Related Party Transactions (Textual)
Principal balance																		$ 30,000
Interest rate																		8.00%
Maturity date																		Aug. 01, 2014
Maturity, term																		Maturity date has been extended to December 31, 2020.
Unpaid outstanding amount																				25,000
Unsecured Promissory Note [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance						$ 86,821	$ 86,821
Interest rate						5.00%	5.00%
Maturity date							Mar. 14, 2014
Maturity, term							Maturity date has subsequently been extended to February 1, 2020.
Unsecured Promissory Note [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance						$ 86,821	$ 86,821										$ 15,000			10,000
Interest rate						5.00%	5.00%										5.00%
Maturity date						Mar. 14, 2014											Dec. 31, 2018
Maturity, term						Maturity date has subsequently been extended to February 1, 2020.											Maturity dates have been extended to December 31, 2018.
Current notes payable																				15,000
Reduce interest rate																	2.00%
Settlement Agreement [Member] | Snobar Holdings Two [Member]
Related Party Transactions (Textual)
Unpaid outstanding amount																				527,333
Unrelated note payable transactions, description												Pacific Ventures entered settlement with one of its creditors for $527,333 of its long-term notes payable. The agreement called for issuance of 400,000 shares of PACV restricted common stocks and $200,000 in future cash payment comprising of $25,000 on March 31, 2017, $25,000 on March 31, 2018, $25,000 on March 31, 2019, and $125,000 on March 31, 2020. As of March 10, 2017, Pacific Ventures has issued to the creditor, 400,000 shares of PACV restricted common stocks, and has also paid the $25,000 for the required March 31, 2017 cash payment. The balance of the note as of March 31, 2017 is $175,000.
Secured Convertible Promissory Note [Member] | Snobar Holdings Two [Member]
Related Party Transactions (Textual)
Principal balance															$ 500,000
Interest rate															10.00%
Maturity date															Dec. 31, 2015
Promissory Notes [Member] | Unrelated Third Party One [Member]
Related Party Transactions (Textual)
Principal balance											$ 372,500		$ 272,500							348,601	$ 372,500
Interest rate											8.00%		8.00%								8.00%
Maturity date											Aug. 13, 2017		Aug. 13, 2017
Maturity, term											Extended to November 15, 2017 for a fee of $15,000.		Extended to November 15, 2017 for a fee of $15,000.
Extension fee																				15,000
Promissory Notes [Member] | Unrelated Third Party Three [Member]
Related Party Transactions (Textual)
Principal balance											$ 50,000		$ 50,000								$ 50,000
Interest rate											8.00%		8.00%								8.00%
Maturity date											Aug. 13, 2017		Aug. 13, 2017
Promissory Notes [Member] | Unrelated Third Party Two [Member]
Related Party Transactions (Textual)
Principal balance											$ 172,500		$ 172,500								$ 172,500
Interest rate											8.00%		8.00%								8.00%
Maturity date											Aug. 13, 2017		Aug. 13, 2017
PACV [Member]
Related Party Transactions (Textual)
Amount of converted into stock																				56,066
Financing Arrangement [Member]
Related Party Transactions (Textual)
Principal balance											$ 129,000										$ 129,000
Unpaid outstanding amount																				37,919
Classic Beverage [Member]
Related Party Transactions (Textual)
Principal balance																				$ 82,673
Interest rate																				10.00%
Unsecured promissory note three [Member]
Related Party Transactions (Textual)
Principal balance				$ 10,000
Interest rate				2.00%
Unsecured promissory note three [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance				$ 6,000
Interest rate				2.00%
Maturity date				Dec. 31, 2020
Unpaid outstanding amount																				$ 16,000
Unsecured promissory note two [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Unpaid outstanding amount																						6,000
Unsecured promissory note two [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance						$ 10,000	$ 10,000
Interest rate						5.00%	5.00%
Maturity, term						Original maturity date of March 14, 2014, subsequently extended to December 31, 2020 with a lower interest rate of 2%/year.
Unpaid outstanding amount																				6,000
Unsecured promissory note one [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Unpaid outstanding amount																						10,000
Unsecured promissory note one [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance								$ 10,000
Interest rate								8.00%
Maturity date								Dec. 31, 2020
Unpaid outstanding amount																				10,000
Promissory note [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance					$ 500,000
Maturity, term					The note matured on June 31, 2017.
Unpaid outstanding amount																				231,067
Long-term notes payable																				215,653
Unsecured promissory note [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Principal balance									$ 10,000
Interest rate									5.00%
Maturity date									Dec. 31, 2020
Unpaid outstanding amount																				10,000		10,000
Unsecured promissory note [Member] | MAS Global Distributors [Member]
Related Party Transactions (Textual)
Principal balance																			$ 150,000
Interest rate																			3.00%
Maturity date																			Dec. 31, 2020
Promissory note member. | Snobar Holdings [Member]
Related Party Transactions (Textual)
Unpaid outstanding amount																						231,067
Promissory note member. | PACV [Member]
Related Party Transactions (Textual)
Principal balance																				18,882
Amount of converted into stock																				37,184
Commercial Paper Four [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Unpaid outstanding amount																						$ 16,000
January 1, 2017 [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Payment of loan																				$ 25,000
January 1, 2018 [Member] | Snobar Holdings [Member]
Related Party Transactions (Textual)
Maturity, term																				The maturity date of the note should automatically be extended to December 31, 2016 (“First Extended Maturity Date”). Commencing on January 1, 2016, Snöbar Holdings was to make monthly payments of $15,000 until the First Extended Maturity Date.
July, August, and September of 2017 [Member] | Financing Arrangement [Member]
Related Party Transactions (Textual)
Principal balance																				$ 129,000